Derivative Financial Instruments and Off-balance sheet Financial Instruments - Gross and net amounts for OTC derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Asset derivatives
Gross amount	$ 140	$ 189
Counter- party netting	0	(4)
Net amount on balance sheet	140	185
Liability derivatives
Gross amount	(625)	(631)
Counter- party netting	0	1
Net amount on balance sheet	$ (625)	(630)
OTC derivatives
Asset derivatives
Gross amount		6
Counter- party netting		(5)
Cash collateral (received) pledged		(1)
Net amount on balance sheet		0
Securities collateral (received) pledged		0
Net amount		0
Liability derivatives
Gross amount		(9)
Counter- party netting		5
Cash collateral (received) pledged		4
Net amount on balance sheet		0
Securities collateral (received) pledged		0
Net amount		$ 0